Revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues

19. Revenues
Revenues by source consisted of the following:

	For the Year Ended December 31,
	2023	2024	2025
Vehicle sales	28,010,857	35,829,402	68,378,920
Services and others	2,665,210	5,036,907	8,340,822

Total	30,676,067	40,866,309	76,719,742